Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (1,397,892)	$ (1,205,342)	$ (3,848,143)	$ (8,171,232)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	5,630	8,682	34,569	44,805
Loss on disposition of assets	27,540			189,867
Interest expense	785,896		3,348,103
Amortization of debt discount		57,812		1,429,386
Amortization of deferred financing costs				76,927
Preferred dividends – accrued		23,208	(95,488)	90,732
Provision for bad debts		861	92,444	41,513
Forgiveness of PPP loan			(812,324)
Changes in operating assets and liabilities:
Accounts receivable		3,823		1,182,044
Other current assets	31,983	(43,984)	(69,687)	(77,926)
(Increase) decrease in leased assets	100,562	78,598	(1,297,511)	2,044,087
Deposit			(257,083)
Deferred tax asset			111,950
Increase in deposits	(50,427)
Accounts payable and accrued liabilities	281,590	1,070,261	224,112	(1,842,150)
(Increase) decrease in lease liabilities	(76,913)	(72,862)	862,422	(1,803,498)
Net cash provided by (used in) operating activities	(292,031)	(78,943)	(1,706,636)	(6,795,445)
Cash flows from investing activities:
Proceeds from sale of fixed assets	10,000		7,000	146,697
Purchase of property and equipment				(82,918)
Net cash (used in) provided by investing activities	10,000		7,000	63,779
Cash flows from financing activities:
Payments on notes payable	(45,000)			(173,764)
Proceeds from issuance of convertible notes	336,760	75,000	1,706,945	6,865,817
Proceeds from sale of preferred stock				45,000
Net cash provided by (used in) financing activities	291,760	75,000	1,706,945	6,737,053
Net change in cash	9,729	(3,943)	7,309	5,387
Cash, beginning of period	19,915	12,606	12,606	7,219
Cash, end of period	29,644	8,663	19,915	12,606
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of cash flow information:
Note Payable addition from OID		18,750		351,712
Warrants issued for debt discount				1,672
Common shares issued for convertible notes - inducement		$ 559		$ 2,703